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Supplement to Statement of Additional Information dated November 1, 2014

Harbor International Growth Fund

The following information regarding Baillie Gifford Overseas Limited (“Baillie Gifford”), the subadviser for Harbor International Growth Fund, has changed:

Effective November 30, 2014, Moritz Sitte, Sophie Earnshaw and Tom Walsh will join Gerard Callahan, Iain Campbell and Joe Faraday as members of Baillie Gifford’s Portfolio Construction Group. The Portfolio Construction Group has responsibility for making investment decisions for the Harbor International Growth Fund using a team based approach. Paul Faulkner, currently a member of the Portfolio Construction Group, will be departing Baillie Gifford by December 1, 2014 and therefore will no longer have any responsibility for managing the Harbor International Growth Fund following his departure.

Mr. Sitte and Ms. Earnshaw are Portfolio Managers at Baillie Gifford and have been associated with Baillie Gifford since 2010. Mr. Walsh is a Portfolio Manager at Baillie Gifford and has been associated with Baillie Gifford since 2009.

All references in this Statement of Additional Information to Mr. Faulkner as a member of the Portfolio Construction Group and a portfolio manager for Harbor International Growth Fund shall be removed effective December 1, 2014.

The following supplements the information under the heading “The Portfolio Managers” on page 50 for Harbor International Growth Fund:

Other Accounts Managed

	Other Registered Investment Companies				Other Pooled Investment Vehicles				Other Accounts
	# of Accounts		Total Assets (in millions)		# of Accounts		Total Assets (in millions)		# of Accounts		Total Assets (in millions)

HARBOR INTERNATIONAL GROWTH FUND
Moritz Sitte
All Accounts	0	*	$0	*	1	*	$289	*	1	*	$817	*
Accounts where advisory fee is based on account performance (subset of above)	0	*	$0	*	0	*	$0	*	0	*	$0	*
Sophie Earnshaw
All Accounts	1	*	$510	*	8	*	$3,260	*	16	*	$9,782	*
Accounts where advisory fee is based on account performance (subset of above)	0	*	$0	*	0	*	$0	*	2	*	$3,927	*
Tom Walsh
All Accounts	0	*	$0	*	2	*	$1,743	*	0	*	$0	*
Accounts where advisory fee is based on account performance (subset of above)	0	*	$0	*	0	*	$0	*	0	*	$0	*

*	Information is as of September 30, 2014.

SECURITIES OWNERSHIP

As of November 28, 2014, Messrs. Sitte, Walsh and Ms. Earnshaw did not beneficially own any shares of Harbor International Growth Fund.

Dated: November 28, 2014

Investors Should Retain This Supplement For Future Reference

S1128.SAI.1101